UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact name of registrant as specified in charter)

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Address of principal executive offices)

 (Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Name and address of agent for service)

Registrant's telephone number, including area code: 856-210-6779

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Philadelphia Investment Partners New Generation Fund

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 6/10/2013	Meeting Date: 7/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees	For	Issuer	For	With
2	Approval of conmpensation	For	Issuer	For	With
3	Approval of Ernst & Young as public accounting firm.	For	Issuer	For	With
4	Stockholder proposal re selection of candidate w/ environmental expertise.	For	Issuer	For	Against
5	proposal re chairman of the board of directors	For	Issuer	For	Against
6	propoasl re adoption by board of directors of a policy.	For	Issuer	For	Against
7	Porposal regarding of ylaws to permit stockholders holding 15% common stock to hold meeting.	For	Issuer	For	Against

ACE LIMITED

Ticker Symbol:ACE	Cusip Number:H0023R105
Record Date: 10/9/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of financial statements	For	Issuer	For	With
10	Approval of the payment of a distributions to shareholders.	For	Issuer	For	With
11	Advisory vote to approve executive compensation	For	Issuer	For	With
12	New agenda item	For	Issuer	For	With
2	Allocation of disposable profit	For	Issuer	For	With
3	Discharge of the Board of Directors	For	Issuer	For	With
4	Election of the Board of Directors	For	Issuer	For	With
5	Election of Evan G. Greenberg	For	Issuer	For	With
6	Election of the Compensation Committee of the Board of Directors until next annual meeting	For	Issuer	For	With
7	Election of Homburger AG as independent proxy	For	Issuer	For	With
8	Election of PricewaterhouseCoopers as auditor	For	Issuer	For	With
9	Share capital for general purposes	For	Issuer	For	With

ACE LIMITED

Ticker Symbol:ACE	Cusip Number:H0023R105
Record Date: 10/9/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of financial statements	For	Issuer	For	With
10	Approval of the payment of a distributions to shareholders.	For	Issuer	For	With
11	Advisory vote to approve executive compensation	For	Issuer	For	With
12	New agenda item	For	Issuer	For	With
2	Allocation of disposable profit	For	Issuer	For	With
3	Discharge of the Board of Directors	For	Issuer	For	With
4	Election of the Board of Directors	For	Issuer	For	With
5	Election of Evan G. Greenberg	For	Issuer	For	With
6	Election of the Compensation Committee of the Board of Directors until next annual meeting	For	Issuer	For	With
7	Election of Homburger AG as independent proxy	For	Issuer	For	With
8	Election of PricewaterhouseCoopers as auditor	For	Issuer	For	With
9	Share capital for general purposes	For	Issuer	For	With

ALEXION PHARMACEUTICALS, INC.

Ticker Symbol:ALXN	Cusip Number:15351109
Record Date: 10/9/2014	Meeting Date: 5/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of 2013 compensation to Alexion's executive officers	For	Issuer	For	With
3	Pricewaterhousecoopers as Alexion's independent public accounting firm	For	Issuer	For	With
4	Act on proposal requesting the board to adopt a rule to redeem shareholder rights	Against	Issuer	For	With

AMAZON.COM

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 10/9/2014	Meeting Date: 3/31/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young as independent auditors.	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Report concerning corporate political contributions	For	Issuer	For	With

AMAZON.COM

Ticker Symbol:AMZN	Cusip Number:023135106
Record Date: 10/9/2014	Meeting Date: 3/31/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young as independent auditors.	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Report concerning corporate political contributions	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 10/9/2014	Meeting Date: 4/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of independent accounting firm	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Approve Long-Term incentive plan	For	Issuer	For	With
5	Approve Short-Term incentive plan	For	Issuer	For	With
6	Review of global corporate standards	Against	Issuer	For	With
7	Sales to Sudan	Against	Issuer	For	With
8	Cumulative voting	For	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 10/9/2014	Meeting Date: 4/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of independent accounting firm	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Approve Long-Term incentive plan	For	Issuer	For	With
5	Approve Short-Term incentive plan	For	Issuer	For	With
6	Review of global corporate standards	Against	Issuer	For	With
7	Sales to Sudan	Against	Issuer	For	With
8	Cumulative voting	For	Issuer	For	With

COGNIZANT TECHNOLOGY SOLUTIONS CORP.

Ticker Symbol:CTSH	Cusip Number:192446102
Record Date: 10/9/2014	Meeting Date: 6/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director	For	Issuer	For	With
2	Approval of first amendment ot company's 2009 Incentive Compensation Plan	For	Issuer	For	With
3	Approval of the compensations of the company's named executive officers.	For	Issuer	For	With
4	Ratification of Pricewaterhousecoopers as independent public accounting firm	For	Issuer	For	With

FORTRESS INVESTMENT GROUP

Ticker Symbol:FIG	Cusip Number:34958B106
Record Date: 10/9/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of nominees	For	Issuer	For	With
2	Ratify appointment of Ernst & Young	For	Issuer	For	With
3	Approve advisory resolution on executive officer compensation	For	Issuer	For	With

FORTRESS INVESTMENT GROUP

Ticker Symbol:FIG	Cusip Number:34958B106
Record Date: 10/9/2014	Meeting Date: 5/22/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of nominees	For	Issuer	For	With
2	Ratify appointment of Ernst & Young	For	Issuer	For	With
3	Approve advisory resolution on executive officer compensation	For	Issuer	For	With

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:3567D857
Record Date: 6/10/2013	Meeting Date: 7/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election	For	Issuer	For	With
2	Compensation of named executive officers.	For	Issuer	For	With
3	Approval of Ernst & Young	For	Issuer	For	With
4	Proposal re selection of candidate with environmental expertise.	For	Issuer	For	Against
5	requirement that chariman be independent member of board of directors.	For	Issuer	For	Against
6	proposal re adoption by board of directors of a policy on board diversity.	For	Issuer	For	Against
7	permit stockholders holding 15% of common stock to call meeting	For	Issuer	For	Against

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 10/9/2014	Meeting Date: 6/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of nominees	For	Issuer	For	With
2	Approval of compensation of named executive officers	For	Issuer	For	With
3	Appointmen of Ernst & Yound as registered public accounting firm	For	Issuer	For	With
4	Approval of annual incentive plan	For	Issuer	For	With
5	proposal regarding the selection of candidate with environmental expertise	For	Issuer	For	With

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 10/9/2014	Meeting Date: 6/14/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for election of nominees	For	Issuer	For	With
2	Approval of compensation of named executive officers	For	Issuer	For	With
3	Appointmen of Ernst & Yound as registered public accounting firm	For	Issuer	For	With
4	Approval of annual incentive plan	For	Issuer	For	With
5	proposal regarding the selection of candidate with environmental expertise	For	Issuer	For	With

JP MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 10/9/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve executive compensation	For	Issuer	For	With
3	Ratification of independent accounting firm	For	Issuer	For	With
4	require annual report on lobbying	For	Issuer	For	With
5	reduce threshold to 15% raqther than 20% and remove provisions	Against	Issuer	For	With
6	Require cumulative voting for directors	Against	Issuer	For	With

JPMORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 10/9/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve advisory compensation	For	Issuer	For	With
3	Ratification of independent registered	For	Issuer	For	With
4	Annual Report on Lobbying	For	Issuer	For	With
5	Special shareowner meetings	Against	Issuer	For	With
6	Cumulative voting	Against	Issuer	For	With

JPMORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 10/9/2014	Meeting Date: 5/20/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve advisory compensation	For	Issuer	For	With
3	Ratification of independent registered	For	Issuer	For	With
4	Annual Report on Lobbying	For	Issuer	For	With
5	Special shareowner meetings	Against	Issuer	For	With
6	Cumulative voting	Against	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 11/25/2013	Meeting Date: 11/28/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Steven A. Ballmer	For	Issuer	For	With
10	vote on executive compensation	For	Issuer	For	With
11	approval of employee stock purchase plan	For	Issuer	For	With
12	Approval of Deloitte & Touche as independent auditor	For	Issuer	For	With
13	Shareholder proposal - adopt cumulative voting	Against	Issuer	For	With
2	Dina Dublon	For	Issuer	For	With
3	William H. Gates	For	Issuer	For	With
4	Maria M. Klawe	For	Issuer	For	With
5	Stephen J. Luczo	For	Issuer	For	With
6	David F. Marquardt	For	Issuer	For	With
7	Charles H. Noski	For	Issuer	For	With
8	Helmut Panke	For	Issuer	For	With
9	John W. Thompson	For	Issuer	For	With

PRICELINE GROUP INC.

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 10/9/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect ten Directors	For	Issuer	For	With
2	Deloitte & Youche as independent registered public accounting firm	For	Issuer	For	With
3	Approve compensation paid to named executive officers	For	Issuer	For	With

PRICELINE GROUP INC.

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 10/9/2014	Meeting Date: 6/5/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect ten Directors	For	Issuer	For	With
2	Deloitte & Youche as independent registered public accounting firm	For	Issuer	For	With
3	Approve compensation paid to named executive officers	For	Issuer	For	With

RADIOSHACK CORPORATION

Ticker Symbol:RSH	Cusip Number:750438103
Record Date: 10/9/2014	Meeting Date: 6/3/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appoint Pricewaterhousecoopers as public accounting firm	For	Issuer	For	With
3	vote to approve executive compensation	For	Issuer	For	With

THE GOLDMAN SACHS GROUP

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 10/9/2014	Meeting Date: 5/15/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Vote to approve Executive Compensation	For	Issuer	For	With
3	Ratification of Pricewaterhousecoopers as registered accounting firm	For	Issuer	For	With
4	Shareholder Proposal regarding Proxy Access for Shareholders	For	Issuer	For	With

THE GOLDMAN SACHS GROUP

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 10/9/2014	Meeting Date: 5/16/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Vote to approve Executive Compensation	For	Issuer	For	With
3	Ratification of Pricewaterhousecoopers as registered accounting firm	For	Issuer	For	With
4	Shareholder Proposal regarding Proxy Access for Shareholders	For	Issuer	For	With

VMWARE, INC.

Ticker Symbol:VMW	Cusip Number:928563402
Record Date: 10/9/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	selection of pricewaterhousecoopers as independent auditors	For	Issuer	For	With

VMWARE, INC.

Ticker Symbol:VMW	Cusip Number:928563402
Record Date: 10/9/2014	Meeting Date: 5/28/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	selection of pricewaterhousecoopers as independent auditors	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 10/9/2014	Meeting Date: 6/25/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of executive compensation	For	Issuer	For	With
3	Approval of amendment of compnay's 1995 Stock Plan	For	Issuer	For	With
4	Ratification of appointment of PricewaterhouseCoopers as public accounting firm	For	Issuer	For	With
5	Approval to provide shareholders right to call special meetings	For	Issuer	For	With
6	Proposal regarding board committee on human rights	Against	Issuer	For	With
7	Shareholder proposal regarding lobbying disclosure	For	Issuer	For	With
8	Shareholder proposal regarding political contribution disclosure	For	Issuer	For	With

YAHOO! INC.

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 10/9/2014	Meeting Date: 6/25/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of executive compensation	For	Issuer	For	With
3	Approval of amendment of compnay's 1995 Stock Plan	For	Issuer	For	With
4	Ratification of appointment of PricewaterhouseCoopers as public accounting firm	For	Issuer	For	With
5	Approval to provide shareholders right to call special meetings	For	Issuer	For	With
6	Proposal regarding board committee on human rights	Against	Issuer	For	With
7	Shareholder proposal regarding lobbying disclosure	For	Issuer	For	With
8	Shareholder proposal regarding political contribution disclosure	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By Peter C. Zeuli

* Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date: October 10, 2014

*Print the name and title of each signing officer under his or her signature.